SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Impairment charge	$ 5,911	$ 103,775	$ 15,662
Impairment of Long-Lived Assets to be Disposed of	0	150,161	0
Vessels Undiscounted Projected Net Operating Cash Flows Excess Carrying Value	60.00%
Allowance for doubtful accounts receivable	2,382	1,624
Markela Vessel [Member]
Statutory Accounting Practices [Line Items]
Impairment charge	1,143
Fifteen Vessels [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets to be Disposed of		101,415
Handysize Hull 4029 Vessels [Member]
Statutory Accounting Practices [Line Items]
Impairment charge		43,214
Asset Impairment Charges		5,530
Technical and Operational Management Vessels [Member]
Statutory Accounting Practices [Line Items]
Operating Revenues	474	0	0
Two Vessel [Member]
Statutory Accounting Practices [Line Items]
Impairment charge		$ 2,360
Vessels [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years